Patents and Trademarks, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Patents and Trademarks, net [Abstract]
Patents and trademarks	$ 933		$ 933		$ 968	$ 1,105
Amortization expense of patents and trademarks	$ 32	$ 34	$ 70	$ 68	$ 137	$ 140